Property, plant and equipment	9 Months Ended
Sep. 30, 2021
Property, plant and equipment

10 Property, plant and equipment

			Sep/2021			Dec/2020
		Accumulated			Accumulated
	Cost	depreciation	Net	Cost	depreciation	Net

Land	690,718		690,718	683,031		683,031
Buildings and improvements	8,432,520	(3,328,693)	5,103,827	8,281,424	(3,159,185)	5,122,239
Machinery, equipment and installations	54,248,803	(30,067,338)	24,181,465	53,401,832	(28,268,867)	25,132,965
Projects and stoppage in progress	5,960,052		5,960,052	4,389,105		4,389,105
Other	2,058,924	(1,551,555)	507,369	2,038,666	(1,436,857)	601,809
Total	71,391,017	(34,947,586)	36,443,431	68,794,058	(32,864,909)	35,929,149

Capitalized interest in the nine-month period ended September 30, 2021 were R$139,296 (for the period ended September 30, 2020 was R$217,145).

At September 30, 2021, the acquisitions of property, plant and equipment with payment installments amount to R$206,306 (at December 31, 2020, R$160,877).

Based on Management’s assessment, there were no events indicating that the carrying amount exceeds its recoverable amount on September 30, 2021.